Income Taxes (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Taxes (Details) [Line Items]
Net operating loss carryovers							$ 461,913	$ 380,733	$ 296,593
Operating loss carryforwards limitations description							Canada allows for net operating losses to be carried back 3 years and forward up to 20 years. There are limitations in the event of a change in ownership. This is broadly defined as when a person or group of persons acquires shares of a corporation to hold more than 75% of the FMV of all of the shares of the corporation without otherwise acquiring control of the corporation and if it is reasonable to conclude that one of the main reasons that control was not acquired was to avoid the loss restriction rules.
Valuation allowance							$ 132,501	15,986	4,087
Examination by taxing authorities description							The Company operates in the UK and in Canada and in the normal course of business, its tax returns are subject to examination by taxing authorities. Such examinations may result in future assessments by these taxing authorities. Grafiti Limited is subject to examination by UK tax authorities beginning May 13, 2020. In general, the UK Revenue & Customs Authority may reassess taxes four years from the date of filing. The tax years that remain open and subject to UK reassessment are 2020 – 2022. Grafiti Holding is subject to examination by Canadian tax authorities for their filings for up to four years.
Income tax provision or benefit	$ (5)				$ (5)
Deferred tax liability	$ 0		$ 0		$ 0	$ 0
CANADA
Income Taxes (Details) [Line Items]
Net operating loss carryovers							$ 328,285